Income tax (credit)/expense - Expiry dates of the cumulative tax losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 97,793,602	$ 62,586,553
Within 1 year
Income Tax Disclosure [Line Items]
Tax losses utilized	32,048,645	893,511
Over 1 year but within 5 years
Income Tax Disclosure [Line Items]
Tax losses utilized	14,113,958	14,362,136
Over 5 years but within 10 years
Income Tax Disclosure [Line Items]
Tax losses utilized	28,452,567	25,085,050
Do not expire under the relevant tax legislation
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 23,178,432	$ 22,245,856